Other Liabilities and Liabilities Directly Associated With Non-Current Assets Held for Sale - Schedule of Other Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other liabilities and liabilities directly associated with non current assets held for sale [abstract]
Accounts and notes payable	$ 310,713	$ 382,271
Dividends payable	246	267
Unearned income	5,946	5,644
Valuation adjustment for hedge accounting	7,690	8,321
Payables due to brokerage transactions	24,572	140,799
Collateral for financial transactions (threshold)	308,674	116,654
Other liabilities	42,193	54,958
Totals	$ 700,034	$ 708,914